Intangible assets and goodwill	12 Months Ended
Jun. 30, 2023
Intangible assets and goodwill.
Intangible assets and goodwill

14.    Intangible assets and goodwill

Mytheresa Group’s intangible assets and goodwill consist of the following:

	As of June 30,
(in € thousands)	2022	2023
Intangible assets with finite life
Software and license	745	806
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	155,223	155,283

Intangible assets with a finite useful life

Mytheresa Group has intangible assets with a finite useful life, consisting of licenses and software. Amortization expense of the intangible assets is entirely classified within depreciation and amortization in the consolidated statements of profit and comprehensive income.

The following table presents the changes in Mytheresa Group’s finite-lived intangible assets during fiscal 2021, 2022 and fiscal 2023:

	Year ended June 30,
(in € thousands)	2021	2022	2023
Cost
Beginning of fiscal year	3,366	4,404	4,587
Additions	1,038	183	592
End of fiscal year	4,404	4,587	5,179

Accumulated depreciation and impairment
Beginning of fiscal year	2,877	3,270	3,841
Amortization charge of the year	393	571	532
End of fiscal year	3,270	3,841	4,373
Carrying amount at end of year	1,134	745	806

Indefinite-lived intangible assets - Trademark

Mytheresa Group’s MYTHERESA and mytheresa.com trademarks represent an indefinite-lived intangible asset. Mytheresa Group assessed the trademarks for potential impairment during the fourth quarters of each fiscal year, determining that no impairments had occurred. The recoverable amount of Mytheresa Group’s two identified trademarks was based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as Level 3 fair value based on the inputs in the valuation technique used.

When assessing the trademarks for potential impairment, the fair value of the trademarks was determined using the relief from royalty income approach. Under this approach, management estimated future cash flows based on projected internal projections considering Mytheresa Group’s past performance and forecasted growth which includes also industry terminal growth forecast revenue growth of 2.0% p.a. (2022: 2.0%) in the five planning periods, an assumed royalty rate of 2.0% (2022: 2.0%) and discount rate of 10.6% and 10.2% for the THERESA (retail store CGU) Trademark. The discount rate used was a trademark specific post-tax discount rate. Revenue growth is estimated based on internal projections considering Mytheresa Group’s past performance and forecasted growth which includes also industry growth forecast. The revenue growth rates over the 5-year period are the same for trademarks as for the goodwill for the CGU-Online and retail store. The terminal growth rates applied in the impairment assessments do not exceed the average long-term growth rate for either the online operations or retail store CGUs. The discount rate and royalty rate are based on market participant assumptions. The assumed terminal growth rates applied in Mytheresa Group’s trademark impairment assessments were as follows:

	Fiscal Year
(in € thousands)	2022	2023
Discount rate MYTHERESA	14.4%	10.6%
Discount rate THERESA	10.2%	10.2%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Indefinite-lived intangible assets - Goodwill

MGG acquired 100% of the outstanding shares of mytheresa.com GmbH on October 9, 2014 and Theresa Warenvertrieb GmbH on October 31, 2014. The goodwill resulting from this acquisition is attributable to Mytheresa Group’s online operations and retail store and is not deductible for tax purposes. There were no acquisitions in the periods presented.

Goodwill has been allocated to Mytheresa Group’s two identified CGUs, the online operations and the retail store. Mytheresa Group allocates €137,933 thousand and €959 thousand of goodwill to online operations and the retail store, respectively, which remained unchanged for all periods presented.

The recoverable amounts of the CGUs are determined based on each respective CGU’s value in use. The present value of the future cash flows expected to be derived from an asset or CGU based on the value in use (VIU) approach. The key assumptions for determining the value in use are the discount rates, growth rates and expected changes to selling prices and direct costs during the period. Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGU’s. The growth rates are based on internal projections considering Mytheresa Group’s past performance and forecasted growth which includes also industry growth forecast.

Mytheresa Group prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next five years. The assumed key assumptions for terminal growth rates and discount rates applied in Mytheresa Group’s goodwill impairment assessments were as follows:

	Fiscal Year
(in € thousands)	2022	2023
Online
Budgeted revenue growth rate (average of next five years)	20.4%	17.3%
EBITDA margin in Terminal value	9.2%	7.8%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	19.4%	13.8%
Retail store
Budgeted revenue growth rate (average of next five years)	1.2%	1.7%
EBITDA margin in Terminal value	29.8%	32.9%
Terminal growth rate	2.0%	2.0%
Pre-Tax Discount rate	11.5%	12.6%

This terminal growth rates applied in the impairment assessments do not exceed the average long-term growth rate for either the online operations or retail store CGUs.

This pre-tax discount rate is based on the capital structure of the respective relevant peer group on average over the last two years. As of June 30, 2023 the peer group was updated to align more closely with the performance characteristics of the other companies in the new peer group. The selection of comparable businesses is based on the markets in which the CGUs operate giving consideration to risk profiles, size, geography, and diversity of products and services.

Mytheresa Group has not incurred any impairment losses related to goodwill or its intangible assets.